Other asset (Tables)	12 Months Ended
Nov. 30, 2020
Text Block [Abstract]
Summary of other asset

Cost

Balance as at November 30, 2018, 2019 and 2020	$19,530

Accumulated amortization

Balance as at November 30, 2018	$2,442

Amortization	4,884

Balance as at November 30, 2019	$7,326

Amortization	4,881

Balance as at November 30, 2020	$12,207

Net carrying amounts

November 30, 2020	$7,323

November 30, 2019	$12,204